UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 1998

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484
Signature, Place, and Date of Signing:
	William D. Johnston	Kalamazoo, Michigan	November 5, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.


List of Other Maagers Reporting for this Manager:
NONE

*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		           0

Form 13F Information Table Entry Total:	           2,976,467

Form 13F Information Table Value Total:	        $119,014,000



List of Other Included Managers:
NONE
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								FORM 13F INFORMATION TABLE
   							 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

American Home Prods	COM		26609107	210 	4000	SH		SOLE	None				4,000
Bell Atlantic Corp.	COM		77853109	441 	9110	SH		SOLE	None				9,110
Bellsouth Corp.		COM		79860102	459 	6100	SH		SOLE	None				6,100
Bristol Myers Squibb Co.COM		110122108	1,032 	9935	SH		SOLE	None				9,935
Chevron Corporation	COM		166751107	370 	440	SH		SOLE	None				4,400
Capital One Finl Corp.	COM		1404H105	206 	2000	SH		SOLE	None				2,000
Campbell Soup Co.	COM		134429109	442 	8800	SH		SOLE	None				8,800
Compaq Computer Corp.	COM		204493100	585 	18500	SH		SOLE	None				18,500
Cisco Sys Inc.		COM		17275R102	538 	158550	SH		SOLE	None				158,550
Dell Computer Corp.	COM		247025109	644 	9800	SH		SOLE	None				9,800
Duke Realty Invt Inc.	COM NEW		264411505	455 	19610	SH		SOLE	None				19,610
Emerson Elec Co.	COM		291011104	200 	3220	SH		SOLE	None				3,220
Ford Mtr Co Del		COM		345370100	321 	6829	SH		SOLE	None				6,829
Federal Natl Mtg Assn	COM		313586109	540 	8400	SH		SOLE	None				8,400
General Elec Co.	COM		369604103	1,171 	14718	SH		SOLE	None				14,718
GTE Corp		COM		362320103	232 	4225	SH		SOLE	None				4,225
Heinz H J Co		COM		423074103	705 	13750	SH		SOLE	None				13,750
Intel Corp		COM		458140100	471 	5500	SH		SOLE	None				5,500
Lucent Technologies Inc.COM		549463107	314 	4528	SH		SOLE	None				4,528
McCormick & Co. Inc.	COM NON VTG	579780206	389 	13400	SH		SOLE	None				13,400
McDonalds Corp.		COM		580135101	454 	7600	SH		SOLE	None				7,600
Merck & Co. Inc.	COM		58933107	687 	5300	SH		SOLE	None				5,300
National City Corp.	COM		635405103	1,690 	25625	SH		SOLE	None				25,625
Bank One Corp.		COM		06423A103	400 	9400	SH		SOLE	None				9,400
Oracle Corp		COM		68389X105	623 	21400	SH		SOLE	None				21,400
Pharmacia & Upjohn Inc.	COM		716941109	37,869 	754888	SH		SOLE	None				754,888
Schering Plough Corp.	COM		806605101	1,327 	12800	SH		SOLE	None				12,800
Sara Lee Corp.		COM		803111103	589 	10902	SH		SOLE	None				10,902
Softech Inc.		COM		834021107	433 	66000	SH		SOLE	None				66,000
Sun Microsystems Inc.	COM		866810104	468 	9400	SH		SOLE	None				9,400
Stryker Corp.		COM		863667101	56,983 	1654393	SH		SOLE	None				1,654,393
Warner Lambert Co.	COM		934488107	1,042 	13800	SH		SOLE	None				13,800
Waste Mgmt Inc. DEL	COM		94106L109	244 	5084	SH		SOLE	None				5,084
Exxon Corp.		COM		302290101	321 	4550	SH		SOLE	None				4,550
SPDR TR			UNIT SER 1	78462F103	6,159 	49950	SH		SOLE	None				49,950
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